Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	General Partner's Capital [Member]	Limited Partners' Capital [Member]	Capital Contribution Receivable [Member]	Holding Units Held for Long-tem Incentive Compensation Plans [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interests in Consolidated Entities [Member]	Partners' Capital attributable to AllianceBernstein Unitholders [Member]
Balance, beginning of year at Dec. 31, 2009		$ 48,671	$ 4,862,158	$ (19,664)	$ (338,941)	$ (21,862)	$ 171,593
Net income	427,099	4,424	437,995				(15,320)
Cash distributions to unitholders		(4,978)	(490,118)
Long-term incentive compensation plans activity		954	103,438
Capital contributions from General Partner.				4,879
Purchases of Holding Units to fund long-term compensation plans, net					(226,370)
Reclassification from liability-based awards					0
Issuances of Holding Units to fund long-term incentive compensation plan awards, net of forfeitures					(78,506)
Retirement of AllianceBernstein Units		(85)	(8,436)
Compensation plan accrual				(1,188)
Amortization of long-term incentive compensation awards					113,548
Unrealized gain (loss) on investments, net of tax						348	108
Foreign currency translation adjustment, net of tax						(199)	3,159
Changes in employee benefit related items, net of tax						(10,088)
Re-valuation of Holding Units held in Rabbi Trust					(5,141)
Other		0	0				0
Distributions to non-controlling interests of our consolidated venture capital fund activities							(35,023)
Balance, end of year at Dec. 31, 2010	4,495,356	48,986	4,905,037	(15,973)	(535,410)	(31,801)	124,517	4,370,839
Net income	(211,567)	(1,748)	(173,020)				(36,799)
Cash distributions to unitholders		(4,775)	(471,691)
Long-term incentive compensation plans activity		132	49,290
Capital contributions from General Partner.				4,793
Purchases of Holding Units to fund long-term compensation plans, net					(220,813)
Reclassification from liability-based awards					0
Issuances of Holding Units to fund long-term incentive compensation plan awards, net of forfeitures					0
Retirement of AllianceBernstein Units		0	(6,522)
Compensation plan accrual				(955)
Amortization of long-term incentive compensation awards					437,743
Unrealized gain (loss) on investments, net of tax						528	33
Foreign currency translation adjustment, net of tax						7,964	(550)
Changes in employee benefit related items, net of tax						(15,104)
Re-valuation of Holding Units held in Rabbi Trust					(4,902)
Other		37	3,666				(32,103)
Distributions to non-controlling interests of our consolidated venture capital fund activities							(1,073)
Balance, end of year at Dec. 31, 2011	4,029,487	42,632	4,306,760	(12,135)	(323,382)	(38,413)	54,025	3,975,462
Net income	188,601	1,889	187,027				(315)
Cash distributions to unitholders		(3,226)	(318,208)
Long-term incentive compensation plans activity		(82)	(6,923)
Capital contributions from General Partner.				4,440
Purchases of Holding Units to fund long-term compensation plans, net					(238,015)
Reclassification from liability-based awards					130,281
Issuances of Holding Units to fund long-term incentive compensation plan awards, net of forfeitures					0
Retirement of AllianceBernstein Units		0	(3,195)
Compensation plan accrual				(746)
Amortization of long-term incentive compensation awards					20,661
Unrealized gain (loss) on investments, net of tax						548	0
Foreign currency translation adjustment, net of tax						(418)	(39)
Changes in employee benefit related items, net of tax						(10,243)
Re-valuation of Holding Units held in Rabbi Trust					20,514
Other		0	0				(1)
Distributions to non-controlling interests of our consolidated venture capital fund activities							(10,168)
Balance, end of year at Dec. 31, 2012	$ 3,803,268	$ 41,213	$ 4,165,461	$ (8,441)	$ (389,941)	$ (48,526)	$ 43,502	$ 3,759,766